Goodwill and Finite Life Intangible Assets (Details Narrative) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 204,000	$ 204,000